Financial Instruments - Fair Value of Financial Liabilities Designated at Fair Value Through Profit or Loss and Changes in Fair Value (Detail) - Senior note liabilities [member] - CAD ($)
$ in Millions
3 Months Ended
	Apr. 30, 2022	Jan. 31, 2022	Apr. 30, 2021
Disclosure of detailed information about financial instruments [line items]
Fair value	$ 21,927	$ 23,979	$ 20,406
Change in Fair value	3,913	902	197
Cumulative change in FV	$ 4,108	$ 195	$ (350)